Share Capital (Details 5) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Capital Details 3
Basic weighted average number of common shares outstanding	218,460,355	218,473,845	211,483,671
Effect of dilutive securities	0	0	1,190,625
Diluted weighted average number of common shares outstanding	218,460,355	218,473,845	212,674,296